Commitments and Contingencies Disclosure (Details) - 12 months ended Dec. 31, 2017
₱ in Thousands, € in Thousands, ₨ in Thousands, ₨ in Thousands, ر.س in Thousands, ¥ in Thousands, R in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	JPY (¥)	USD ($)	SAR (ر.س)	EUR (€)	INR (₨)	PHP (₱)	ZAR (R)	NPR (₨)	CAD ($)
Commitments on bank-overdraft [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 1,555,000
Exercised amount | ₩	₩ 68,859
Commitments on bank-daylight overdraft [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Limited amount | ₩	₩ 280,000
Limit amount available for CP [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Limited amount | ₩	₩ 1,100,000
Limit amount available for card1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | ₩	₩ 46,733
Exercised amount | ₩	₩ 2,775
Limit amount available for card2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Limited amount | ₱							₱ 5,000
Exercised amount | ₱							₱ 5,000
Loan limit1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Limited amount | ₩	₩ 895,500
Exercised amount | ₩	₩ 425,411
Loan limit2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	BNP Paribas and others
Limited amount			$ 1,910,700
Exercised amount			20,000
Certification of payment on L/C [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Woori Bank and others
Limited amount			1,029,604
Exercised amount			233,166
Certification of performance guarantee on contract1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount				ر.س 102,186	€ 1,958					$ 168
Exercised amount				ر.س 87,991	€ 1,958					$ 168
Certification of performance guarantee on contract2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | ₨						₨ 230,515
Exercised amount | ₨						230,515
Certification of performance guarantee on contract3 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Limited amount | ¥		¥ 620,000
Exercised amount | ¥		¥ 620,000
Certification of performance guarantee on contract4 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance and others
Limited amount | ₩	₩ 104,248
Exercised amount | ₩	₩ 104,248
Certification of performance guarantee on contract5 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Bank of Kathmandu
Limited amount | ₨									₨ 32,633
Exercised amount | ₨									₨ 32,633
Certification of performance guarantee on contract6 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Standard Chartered and others
Limited amount			753,652
Exercised amount			696,806
Certification of bidding1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	SMBC and others
Limited amount			60,000
Exercised amount			10,230
Certification of bidding2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	ABSA and others
Limited amount | R								R 55,730
Exercised amount | R								R 55,730
Advance payment bond, Warranty bond, Retention bond and others1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount | ₨						157,830
Exercised amount | ₨						157,830
Advance payment bond, Warranty bond, Retention bond and others2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Limited amount			3,850,534
Exercised amount			753,025
Other commitments 1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 451,521
Exercised amount | ₩	₩ 15,037
Other commitments 2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount			1,063,670
Exercised amount			758,536
Inclusive credit1 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ₨						47,489
Exercised amount | ₨						₨ 47,489
Inclusive credit2 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount | ₩	₩ 258,000
Exercised amount | ₩	₩ 117,398
Inclusive credit3 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Limited amount			32,125
Exercised amount			16,155
Trade finance [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	BNP Paribas and others
Limited amount			$ 800,000